Accounts Receivable, Net (Details) - USD ($)		12 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Line Items]
Credit loss		$ 613,000	$ 120,000	$ (13,000)
Accounts receivable		$ 51,285,000	31,744,000
Doubtful accounts credit period		180 days
Debtors credit period		180 days
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Credit loss		$ 613	120	13
Accounts receivable		$ 89	$ 133
Subsequent Event [Member]
Accounts Receivable, Net [Line Items]
Net accounts receivable	39.00%
Minimum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales		80.00%
Maximum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales		90.00%